Gain (loss) on Disposal of Property, Plant and Equipment and Intangibles - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain loss on disposal of property plant and equipment and intangibles details narrative [abstract]
Gain (loss) on disposal of property, plant, and equipment	R$ (22,088)	R$ (2,242)	R$ (6,134)